Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Equity

Note 8 – Equity

Our authorized capital stock consists of an aggregate of 5,505,000,000 shares, comprised of 5,500,000,000 shares of common stock, par value $0.001 per share, and 5,000,000 shares of preferred stock, which may be issued in various series from time to time and the rights, preferences, privileges, and restrictions of which shall be established by our board of directors. As of September 30, 2023, we have 3,450,665,355 shares of common stock and 2 shares preferred shares issued and outstanding.

Our non-controlling interest’s authorized capital stock consists of an aggregate of 505,000,000 shares, comprised of 500,000,000 shares of common stock, par value $0.0001 per share, and 5,000,000 shares of preferred stock, which may be issued in various series from time to time and the rights, preferences, privileges and restrictions of which shall be established by our board of directors. As of September 30, 2023, we have 18,308,333 shares of common stock and 0 shares preferred shares issued and outstanding.

In 2022, we issued 44,500,000 shares of common stock for an investment in the Company’s Private Placement of $445,000.

In 2022, we issued 32,412,577 shares of common stock, valued at $691,520 for consulting services.

In 2022, we committed to issue 3,000,000 shares of common stock, valued at $18,000 for consulting services, which were issued on January 3, 2023.

In 2022, we issued 4,812,259 shares of common stock, valued at $67,399 for salaries.

In 2022, we issued 149,402,390 shares of common stock, valued at $3,107,570 for a license.

In 2022, we issued 11,000,000 shares of common stock, valued at $242,320 for prepaid fees.

In 2022, we issued 64,139,744 shares of common stock for the conversion of convertible notes of $1,313,772.

In 2022, we committed to issue 4,054,054 shares of common stock for the conversion of convertible notes of $15,000, which were issued on January 3, 2023.

In 2023, we issued 445,180,614 shares of common stock for an investment in the Company’s Private Placement of $677,378.

In 2023, we issued 47,757,394 shares of common stock, valued at $86,161 for consulting services.

In 2023, we issued 4,081,632 shares of common stock, valued at $20,000 for salaries.

In 2023, we issued 276,254,885 shares of common stock for the conversion of convertible notes of $787,133.

In 2023, we issued 60,000,000 shares of common stock, valued at $96,000 for land development.

On August 4, 2022, the Board of Directors designated “Series A Preferred Stock” and caused to be filed a Certificate of Designation pursuant to NRS 78.1955 with the State of Nevada, and upon approval the Board has issued One (1) share of Series A Preferred Stock to Thomas E. Ichim, and One (1) share of Series A Preferred Stock to Timothy G. Dixon. The Holder of the Series A Preferred Stock shall be entitled to vote on all matters subject to a vote or written consent of the holders of the Corporation’s Common Stock, and on all such matters, the share of Series A Preferred Stock shall be entitled to that number of votes equal to the number of votes that all issued and outstanding shares of Common Stock and all other securities of the Corporation are entitled to, as of any such date of determination, on a fully diluted basis, plus One Million (1,000,000) votes, it being the intention that the Holder(s) of the Series A Preferred Stock shall have effective voting control of the Corporation, on a fully diluted basis. The Holder(s) of the Series A Preferred Stock shall vote together with the holders of Common Stock as a single class.

On August 9, 2022, we issued 2 shares of preferred shares, valued at 0.001 per share.

During the nine months ended September 30, 2023, the Company’s subsidiary, Res Nova Bio, Inc., issued shares of its common stock to third parties which represented 32% ownership of the subsidiary as of September 30, 2023. Net loss attributable to the noncontrolling interest during the nine months ended September 30, 2023, was $1,672, which netted against the value of the non-controlling interest in equity. The allocation of net loss was presented in the consolidated statement of operations.

THERAPEUTIC SOLUTIONS INTERNATIONAL, INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

September 30, 2023

Note 11 – Equity

Our authorized capital stock consists of an aggregate of 3,505,000,000 shares, comprised of 3,500,000,000 shares of common stock, par value $0.001 per share, and 5,000,000 shares of preferred stock, which may be issued in various series from time to time and the rights, preferences, privileges and restrictions of which shall be established by our board of directors. As of December 31, 2022, we have 2,617,390,830 shares of common stock and 2 preferred shares issued and outstanding.

In 2021, we issued 4,850,075 shares of common stock for an investment in the Company’s Private Placement of $285,500.

In 2021, we issued 21,000,000 shares of common stock, valued at $858,900 for consulting services.

In 2021, we issued 8,341,723 shares of common stock, valued at $239,799 for salaries.

In 2021, we issued 1,500,000 shares of common stock, valued at $58,900 for land development.

In 2021, we issued 21,690,671 shares of common stock for the conversion of convertible notes of $1,019,014.

THERAPEUTIC SOLUTIONS INTERNATIONAL, INC.

Consolidated Notes to Financial Statements

December 31, 2022

Note 11 – Equity (continued)

In 2022, we issued 44,500,000 shares of common stock for an investment in the Company’s Private Placement of $445,000.

In 2022, we issued 32,412,577 shares of common stock, valued at $691,520 for consulting services.

In 2022, we committed to issue 3,000,000 shares of common stock, valued at $18,000 for consulting services, which were issued on January 3, 2023.

In 2022, we issued 4,812,259 shares of common stock, valued at $67,399 for salaries.

In 2022, we issued 149,402,390 shares of common stock, valued at $3,107,570 for a license.

In 2022, we issued 11,000,000 shares of common stock, valued at $242,320 for prepaid fees.

In 2022, we issued 64,139,744 shares of common stock for the conversion of convertible notes of $1,313,772.

In 2022, we committed to issue 4,054,054 shares of common stock for the conversion of convertible notes of $15,000, which were issued on January 3, 2023.